Warrants and Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2018
Summary of Warrant Compensation Cost

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Consolidated
	Three months Ended March 31,
	2018	2017
	(EUR’000)
Research and development costs	2,386	1,289
General and administrative expenses	2,293	1,416

Total warrant compensation costs	4,679	2,705

Warrants [member]
Summary of Warrant Activity

The following table specifies the warrant activity during the three months ended March 31, 2018:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at December 31, 2017	4,621,154	17.62

Granted during the period	47,000	42.85
Exercised during the period	—	—
Forfeited during the period	(10,263)	24.25
Expired during the period	—	—

Outstanding at March 31, 2018	4,657,891	17.86

Vested at the balance sheet date	2,298,231	12.38